Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid insurance	$ 145,734	$ 105,900
Prepaid production costs	119,331	105,900
Other prepaid expenses	11,352	46,170	$ 7,000
Lease deposits	14,378	14,378	5,000
Other assets		10
Total	$ 290,795	$ 166,458